Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock option activity, outstanding
Options outstanding	972,600
Granted	233,152
Exercised	(41,601)
Forfeited	(184,817)
Options outstanding	979,334	972,600
Vested and expected to vest at December 31, 2015	896,084
Options exercisable at December 31, 2015	391,145
Weighted average exercise price
Outstanding at December 31, 2014	$ 2.76
Granted	13.18
Exercised	1.80
Forfeited	2.29
Outstanding at December 31, 2015	5.38	$ 2.76
Vested and expected to vest at December 31, 2015	5.65
Options exercisable at December 31, 2015	$ 3.01
Outstanding at December 31, 2014	7 years 10 months 10 days	7 years 10 months 24 days
Vested and expected to vest at December 31, 2015	8 years 1 month 6 days
Options exercisable at December 31, 2015	7 years 11 days
Outstanding at December 31, 2014	$ 250
Outstanding at December 31, 2015	9,141	$ 250
Vested and expected to vest at December 31, 2015	8,115
Options exercisable at December 31, 2015	$ 4,576